Fair Value Measurements - Level 3 (Details) - Contingent Consideration Liability - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contingent Consideration Liability
Balance at December 31, 2018	$ 0	$ (2,262)	$ 0
Acquisition	(1,384)	0	(1,196)
Gains (losses) included in earnings	(18)	(338)	(1,066)
Dispositions and settlements	0	2,600	0
Transfers into/out of Level 3	0	0	0
Balance at March 31, 2019	$ (1,402)	$ 0	$ (2,262)